Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment

	Useful Life (years)	December 31, 2013	December 31, 2012
Furniture and fixtures	5	$23,201	$22,479
Vehicles	4	244,220	236,617
Electronic equipment	3	126,026	120,454
Leasehold improvement	3	181,410	123,006
Less: accumulated depreciation		(320,062)	(199,930)
Property and equipment, net		$254,795	$302,626